EMPOWER FUNDS, INC.
("Empower Funds")
Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund
Institutional Class Ticker / MXKJX	Institutional Class Ticker / MXNZX
Investor Class Ticker / MXMVX	Investor Class Ticker / MXMDX
Class L Ticker / MXBUX
Empower T. Rowe Price Mid Cap Growth Fund
Institutional Class / MXYKX
Investor Class Ticker / MXMGX

(the "Fund(s)")
Quarterly Holdings Report

March 31, 2026
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.22%
14,073	Albemarle Corp	$ 2,526,526
73,322	Alcoa Corp	4,863,448
9,070	Anglogold Ashanti PLC	883,055
303,776	Axalta Coating Systems Ltd(a)	8,414,595
8,576	DuPont de Nemours Inc	392,781
22,687	International Flavors & Fragrances Inc	1,645,942
9,307	Linde PLC	4,614,039
277,334	Mosaic Co	7,072,017
1,343	NewMarket Corp	860,796
21,582	Olin Corp	641,633
		31,914,832
Communications — 6.47%
21,179	Charter Communications Inc Class A(a)	4,572,122
133,980	Corning Inc	18,217,260
120,967	Fox Corp Class A	7,064,473
42,585	Fox Corp Class B	2,261,264
222,820	Gen Digital Inc	4,195,701
260,182	Match Group Inc	7,990,189
5,263	Motorola Solutions Inc	2,283,984
21,370	Omnicom Group Inc	1,609,375
42,477	Reddit Inc Class A(a)	5,719,528
29,345	Roku Inc(a)	2,776,624
35,555	T-Mobile US Inc	7,467,616
		64,158,136
Consumer, Cyclical — 15.07%
214,508	Aramark	8,696,154
42,836	AutoNation Inc(a)	8,364,157
9,122	BJ's Wholesale Club Holdings Inc(a)	897,787
162,337	BorgWarner Inc	8,808,406
58,182	Brunswick Corp	4,233,323
98,127	CarMax Inc(a)	4,080,121
14,255	Casey's General Stores Inc	10,375,644
42,489	Chipotle Mexican Grill Inc(a)	1,360,073
55,527	Crocs Inc(a)	4,609,852
3,605	Cummins Inc	1,939,562
63,721	Delta Air Lines Inc	4,236,172
132,109	Dolby Laboratories Inc Class A	7,934,466
43,657	Dollar General Corp	5,183,395
8,739	Domino's Pizza Inc	3,135,466
80,764	DR Horton Inc	11,082,436
24,217	Ferguson Enterprises Inc	5,648,857
7,782	Five Below Inc(a)	1,778,031
38,256	GameStop Corp Class A(a)(b)	881,418
377,286	Gentex Corp	8,243,699
144,541	Mattel Inc(a)	2,100,181
84,506	Ollie's Bargain Outlet Holdings Inc(a)	7,777,932
18,377	PACCAR Inc	2,122,544
25,366	Ralph Lauren Corp	8,725,650
Shares		Fair Value
Consumer, Cyclical — (continued)
98,060	Rivian Automotive Inc Class A(a)	$ 1,475,803
49,284	Thor Industries Inc(b)	3,937,299
109,123	United Airlines Holdings Inc(a)	10,046,955
162,089	VF Corp	2,753,892
24,784	Watsco Inc(b)	9,016,171
		149,445,446
Consumer, Non-Cyclical — 11.77%
6,837	Albertsons Cos Inc Class A	116,502
16,870	Align Technology Inc(a)	2,892,024
18,378	Bio-Techne Corp	960,434
18,431	Boston Beer Co Inc Class A(a)	4,246,503
90,863	Boston Scientific Corp(a)	5,701,653
48,748	Bright Horizons Family Solutions Inc(a)	4,003,673
196,508	Certara Inc(a)	1,120,096
8,972	Chemed Corp	3,389,083
8,673	Coca-Cola Consolidated Inc	1,662,961
104,514	CVS Health Corp	7,506,195
53,810	elf Beauty Inc(a)	3,261,424
85,746	Encompass Health Corp	8,294,210
33,246	Euronet Worldwide Inc(a)	2,206,537
86,954	GE HealthCare Technologies Inc	6,189,386
39,603	Globus Medical Inc Class A(a)	3,412,195
12,018	Grand Canyon Education Inc(a)	2,043,420
46,095	MarketAxess Holdings Inc	7,604,753
24,120	Medtronic PLC	2,089,998
104,929	Moderna Inc(a)	5,330,393
49,341	Quest Diagnostics Inc	9,669,849
2,769	Regeneron Pharmaceuticals Inc	2,139,440
107,703	Sotera Health Co(a)	1,544,461
8,642	Sysco Corp	616,434
24,887	Tenet Healthcare Corp(a)	4,696,426
152,925	Tyson Foods Inc Class A	9,797,905
3,745	UnitedHealth Group Inc	1,013,360
45,101	Universal Health Services Inc Class B	8,071,726
28,286	West Pharmaceutical Services Inc	7,089,603
		116,670,644
Energy — 9.20%
115,556	Antero Midstream Corp	2,634,677
192,647	Antero Resources Corp(a)	8,175,938
177,261	APA Corp	7,522,957
112,961	Baker Hughes Co	6,896,269
15,321	Cheniere Energy Inc	4,347,487
55,333	ConocoPhillips	7,303,956
48,314	Devon Energy Corp	2,431,161
415,076	Kinder Morgan Inc	13,917,498
48,237	Marathon Petroleum Corp	11,778,511

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Energy — (continued)
431,445	NOV Inc	$ 8,115,480
41,432	Phillips 66	7,548,082
153,037	TechnipFMC PLC	10,579,448
		91,251,464
Financial — 20.88%
39,297	Agree Realty Corp REIT	2,962,208
299,097	American Homes 4 Rent Class A REIT	8,350,788
58,970	AvalonBay Communities Inc REIT	9,632,750
157,104	Bank of America Corp	7,658,820
66,738	Bank of New York Mellon Corp	7,917,129
3,561	Blackrock Inc	3,424,649
39,321	BXP Inc REIT(b)	2,040,760
84,963	Camden Property Trust REIT	8,297,486
95,059	Citizens Financial Group Inc	5,700,688
10,114	CME Group Inc	2,987,170
17,788	Coinbase Global Inc Class A(a)	3,105,963
28,589	Cullen/Frost Bankers Inc	3,918,980
40,398	Digital Realty Trust Inc REIT	7,280,123
7,578	Erie Indemnity Co Class A(b)	1,904,427
30,724	Evercore Inc Class A	9,171,421
14,810	First American Financial Corp	892,895
250	First Citizens BancShares Inc Class A	471,165
132,837	First Hawaiian Inc	3,273,104
17,282	First Industrial Realty Trust Inc REIT	999,764
220,623	FNB Corp	3,688,816
11,885	Hanover Insurance Group Inc	2,060,265
448,427	Healthcare Realty Trust Inc REIT	7,618,774
105,523	Healthpeak Properties Inc REIT	1,733,743
51,604	Highwoods Properties Inc REIT	1,104,842
368,161	Host Hotels & Resorts Inc REIT	7,053,965
4,238	Houlihan Lokey Inc	608,662
355,585	Invesco Ltd	8,637,160
62,562	Invitation Homes Inc REIT	1,554,666
5,248	JPMorgan Chase & Co	1,543,752
86,707	Loews Corp	9,255,105
17,909	MetLife Inc	1,266,524
156,644	OneMain Holdings Inc	8,378,887
596,937	Park Hotels & Resorts Inc REIT(b)	6,285,747
38,347	Principal Financial Group Inc	3,455,448
55,226	Prosperity Bancshares Inc	3,710,083
60,351	Rocket Cos Inc Class A(a)	860,002
20,197	SBA Communications Corp REIT	3,476,106
437,257	SoFi Technologies Inc(a)	6,943,641
349,560	Starwood Property Trust Inc REIT(b)	6,019,423
Shares		Fair Value
Financial — (continued)
12,167	State Street Corp	$ 1,539,855
119,958	Stifel Financial Corp	8,867,296
149,690	Synchrony Financial	10,181,914
146,498	VICI Properties Inc REIT	4,002,325
20,276	Welltower Inc REIT	4,008,768
166,672	XP Inc Class A	3,173,435
		207,019,494
Industrial — 18.64%
42,346	3M Co	6,149,909
58,147	AMETEK Inc	12,464,391
72,375	Avnet Inc	4,459,748
124,748	Carrier Global Corp	7,024,560
30,595	Clean Harbors Inc(a)	8,772,504
22,447	Coherent Corp(a)	5,347,100
13,405	Crane Co	2,292,255
76,142	Crown Holdings Inc	7,633,235
46,299	Emerson Electric Co	6,066,095
47,219	Everus Construction Group Inc(a)	5,574,675
41,269	Flowserve Corp	3,033,684
182,689	Graphic Packaging Holding Co	1,815,929
253,561	Hayward Holdings Inc(a)	3,392,646
16,195	Illinois Tool Works Inc	4,215,397
61,986	Kirby Corp(a)	8,236,700
28,589	MasTec Inc(a)	9,198,225
8,184	Mettler-Toledo International Inc(a)	10,321,661
78,485	Mueller Industries Inc	8,696,138
34,457	Oshkosh Corp	5,072,415
104,100	Otis Worldwide Corp	8,024,028
3,047	RBC Bearings Inc(a)	1,654,887
8,441	Regal Rexnord Corp	1,580,662
33,026	Republic Services Inc	7,233,354
36,743	RTX Corp	7,087,724
24,183	Simpson Manufacturing Co Inc	4,150,287
101,503	Textron Inc	8,887,603
64,462	Universal Display Corp	5,908,587
42,034	Vulcan Materials Co	11,445,858
46,560	XPO Inc(a)	9,058,248
		184,798,505
Technology — 8.18%
55,473	Allegro MicroSystems Inc(a)(b)	1,749,064
29,860	Apple Inc	7,578,169
66,637	BILL Holdings Inc(a)	2,552,197
38,371	KBR Inc	1,414,355
111,003	Microchip Technology Inc	7,171,904
5,412	MKS Inc	1,243,732
25,413	ON Semiconductor Corp(a)	1,573,573
4,972	Oracle Corp	731,431
153,902	Parsons Corp(a)	8,336,871
7,766	Roper Technologies Inc	2,748,077
19,163	Sandisk Corp(a)	12,175,020

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Technology — (continued)
113,280	SS&C Technologies Holdings Inc	$ 7,654,329
18,409	Synopsys Inc(a)	7,298,801
37,163	Western Digital Corp	10,052,220
109,623	Zoom Communications Inc(a)	8,812,593
		81,092,336
Utilities — 5.35%
683,750	AES Corp	9,634,038
19,620	Ameren Corp	2,156,631
55,997	Atmos Energy Corp	10,343,766
1,820	Constellation Energy Corp	508,235
50,539	DTE Energy Co	7,389,813
175,141	OGE Energy Corp	8,399,762
424,825	PG&E Corp	7,464,175
75,573	Public Service Enterprise Group Inc	6,117,634
3,113	Talen Energy Corp(a)	993,763
		53,007,817
TOTAL COMMON STOCK — 98.78% (Cost $962,748,324)		$979,358,674
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
21,368,241	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	$ 21,368,241
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.15% (Cost $21,368,241)		$21,368,241
TOTAL INVESTMENTS — 100.93% (Cost $984,116,565)		$1,000,726,915
OTHER ASSETS & LIABILITIES, NET — (0.93)%		$(9,233,036)
TOTAL NET ASSETS — 100.00%		$991,493,879

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2026.
REIT	Real Estate Investment Trust
As of March 31, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P Mid 400® Emini Futures	24	USD	8,152	Jun 2026	$(50,856)
				Net Depreciation	$(50,856)
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.76%
120,241	Alcoa Corp	$ 7,975,586
20,817	Ashland Inc	1,157,633
99,465	Axalta Coating Systems Ltd(a)	2,755,181
24,474	Cabot Corp	1,843,137
23,160	Carpenter Technology Corp	9,128,514
262,843	Cleveland-Cliffs Inc(a)	2,221,023
51,480	Commercial Metals Co	3,162,416
312,576	Hecla Mining Co	5,823,291
62,458	MP Materials Corp(a)(b)	3,014,223
3,681	NewMarket Corp	2,359,337
52,452	Olin Corp	1,559,398
24,332	Reliance Inc	7,394,981
37,643	Royal Gold Inc	9,579,767
59,568	RPM International Inc	5,921,059
73,891	Solstice Advanced Materials Inc	5,627,539
15,622	Westlake Corp(b)	1,824,962
		71,348,047
Communications — 1.70%
110,557	Chewy Inc Class A(a)	2,985,039
98,467	Hims & Hers Health Inc(a)(b)	2,044,175
12,053	InterDigital Inc	3,640,006
84,795	Maplebear Inc(a)	3,176,421
74,970	New York Times Co Class A	6,277,238
13,247	Nexstar Media Group Inc	2,395,455
272,806	Pinterest Inc Class A(a)	5,003,262
		25,521,596
Consumer, Cyclical — 13.37%
21,703	Abercrombie & Fitch Co Class A(a)	1,983,003
53,227	Alaska Air Group Inc(a)	1,957,689
307,397	American Airlines Group Inc(a)	3,301,444
121,958	Aramark	4,944,177
32,400	Autoliv Inc	3,407,184
12,183	AutoNation Inc(a)	2,378,853
96,063	Bath & Body Works Inc	1,793,496
61,188	BJ's Wholesale Club Holdings Inc(a)	6,022,123
96,420	BorgWarner Inc	5,231,749
26,593	Boyd Gaming Corp	2,185,413
29,923	Brunswick Corp	2,177,198
28,929	Burlington Stores Inc(a)	9,412,918
54,454	Capri Holdings Ltd(a)	959,479
17,238	Casey's General Stores Inc	12,546,851
46,211	Cava Group Inc(a)	3,738,470
9,866	Choice Hotels International Inc(b)	1,021,131
30,806	Churchill Downs Inc	2,767,303
11,333	Columbia Sportswear Co	621,162
88,286	Core & Main Inc Class A(a)	4,361,328
24,111	Crocs Inc(a)	2,001,695
30,808	Dick's Sporting Goods Inc	6,108,918
Shares		Fair Value
Consumer, Cyclical — (continued)
27,975	Dolby Laboratories Inc Class A	$ 1,680,179
58,716	Dutch Bros Inc Class A(a)	2,974,552
17,981	FirstCash Holdings Inc	3,380,428
25,613	Five Below Inc(a)	5,852,058
50,430	Floor & Decor Holdings Inc Class A(a)	2,561,844
191,396	GameStop Corp Class A(a)(b)	4,409,764
105,378	Gap Inc	2,550,148
102,413	Gentex Corp	2,237,724
127,757	Goodyear Tire & Rubber Co(a)	847,029
56,256	Harley-Davidson Inc	1,137,496
28,518	Hilton Grand Vacations Inc(a)	1,115,624
19,108	Hyatt Hotels Corp Class A(b)	2,747,539
29,773	KB Home	1,540,753
23,526	Lear Corp	2,848,528
11,220	Lithia Motors Inc	2,801,858
125,004	Macy's Inc	2,261,322
142,322	Mattel Inc(a)	2,067,939
21,171	MSC Industrial Direct Co Inc Class A	1,953,448
7,869	Murphy USA Inc	3,887,050
28,710	Ollie's Bargain Outlet Holdings Inc(a)	2,642,468
8,440	Penske Automotive Group Inc	1,261,949
38,200	Planet Fitness Inc Class A(a)	2,841,316
25,159	Polaris Inc	1,371,165
21,864	PVH Corp	1,525,233
86,286	RB Global Inc	8,270,513
6,911	RH(a)	966,296
20,644	Scotts Miracle-Gro Co	1,255,362
97,504	Somnigroup International Inc	7,207,496
45,369	Taylor Morrison Home Corp(a)	2,642,291
30,843	Texas Roadhouse Inc	5,093,413
24,238	Thor Industries Inc(b)	1,936,374
44,456	Toll Brothers Inc	6,066,910
29,877	Travel + Leisure Co	2,067,190
16,812	Vail Resorts Inc(b)	2,157,316
150,855	VF Corp	2,563,026
12,843	Visteon Corp	1,170,126
68,706	Warner Music Group Corp Class A	1,754,751
16,220	Watsco Inc(b)	5,900,674
22,680	WESCO International Inc	6,205,701
28,937	Whirlpool Corp(b)	1,560,283
13,116	Wingstop Inc(b)	2,032,587
35,078	Wyndham Hotels & Resorts Inc	2,849,386
35,517	YETI Holdings Inc(a)	1,299,567
		200,418,260
Consumer, Non-Cyclical — 14.93%
172,070	Albertsons Cos Inc Class A	2,932,073
178,271	API Group Corp(a)	7,223,541
64,965	Arrowhead Pharmaceuticals Inc(a)	4,073,306

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
320,293	Avantor Inc(a)	$ 2,511,097
7,696	Avis Budget Group Inc(a)(b)	1,122,462
57,856	BellRing Brands Inc(a)	930,903
89,408	BioMarin Pharmaceutical Inc(a)	5,050,658
8,473	Bio-Rad Laboratories Inc Class A(a)	2,361,849
55,901	Booz Allen Hamilton Holding Corp	4,361,955
3,473	Boston Beer Co Inc Class A(a)	800,179
19,134	Brink's Co	1,982,856
52,624	Bruker Corp	1,900,779
73,670	Celsius Holdings Inc(a)	2,613,812
6,630	Chemed Corp	2,504,416
26,235	Coca-Cola Consolidated Inc	5,030,299
182,128	Coty Inc Class A(a)	366,077
56,789	Cytokinetics Inc(a)	3,742,963
73,372	Darling Ingredients Inc(a)	4,538,058
90,792	DENTSPLY SIRONA Inc	1,053,187
232,035	Elanco Animal Health Inc(a)	5,552,598
27,330	elf Beauty Inc(a)	1,656,471
46,768	Encompass Health Corp	4,523,869
26,946	Ensign Group Inc	5,429,619
77,213	Envista Holdings Corp(a)	1,958,894
18,519	Euronet Worldwide Inc(a)	1,229,106
120,940	Exelixis Inc(a)	5,187,117
97,789	Flowers Foods Inc	796,980
13,991	FTI Consulting Inc(a)	2,473,189
51,456	Globus Medical Inc Class A(a)	4,433,449
1,609	Graham Holdings Co Class B	1,701,131
12,743	Grand Canyon Education Inc(a)	2,166,692
58,593	H&R Block Inc	1,859,742
21,509	Haemonetics Corp(a)	1,212,247
55,079	Halozyme Therapeutics Inc(a)	3,559,756
39,466	HealthEquity Inc(a)	3,298,174
71,097	Illumina Inc(a)	8,763,416
29,298	Ingredion Inc	3,300,713
28,490	Jazz Pharmaceuticals PLC(a)	5,386,035
31,006	Lantheus Holdings Inc(a)	2,351,805
25,350	LivaNova PLC(a)	1,611,246
9,401	Marzetti Co	1,300,440
21,174	Masimo Corp(a)	3,766,219
10,412	Medpace Holdings Inc(a)	4,999,738
10,818	Morningstar Inc	1,828,783
46,735	Neurocrine Biosciences Inc(a)	6,156,869
74,341	Option Care Health Inc(a)	2,001,260
20,580	Paylocity Holding Corp(a)	2,223,463
18,206	Penumbra Inc(a)	5,978,304
72,949	Performance Food Group Co(a)	6,248,811
20,144	Pilgrim's Pride Corp	760,637
19,756	Post Holdings Inc(a)	1,953,078
24,414	Repligen Corp(a)	2,876,457
209,225	Roivant Sciences Ltd(a)	5,795,532
64,495	Service Corp International	5,321,483
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
30,738	Shift4 Payments Inc Class A(a)(b)	$ 1,344,173
107,053	Sotera Health Co(a)	1,535,140
45,199	Sprouts Farmers Market Inc(a)	3,486,199
40,827	Tenet Healthcare Corp(a)	7,704,463
89,565	TransUnion	6,197,003
35,825	UL Solutions Inc Class A	3,070,561
20,008	United Therapeutics Corp(a)	11,864,344
102,371	US Foods Holding Corp(a)	9,439,630
60,193	Valvoline Inc(a)(b)	2,027,300
16,095	WEX Inc(a)	2,463,179
		223,895,785
Energy — 5.93%
152,822	Antero Midstream Corp	3,484,342
136,594	Antero Resources Corp(a)	5,797,049
26,311	Chord Energy Corp	3,740,898
66,578	CNX Resources Corp(a)	2,566,582
47,313	DT Midstream Inc	6,371,642
72,774	HF Sinclair Corp	4,540,370
54,360	Matador Resources Co	3,434,465
63,084	Murphy Oil Corp	2,602,215
68,967	Nextpower Inc Class A(a)	8,313,972
165,888	NOV Inc	3,120,353
128,761	Ovintiv Inc	7,643,253
39,253	PBF Energy Inc Class A	1,869,228
344,560	Permian Resources Corp Class A	7,346,019
110,525	Range Resources Corp	4,993,520
188,288	TechnipFMC PLC	13,016,347
29,787	Valaris Ltd(a)	2,920,317
86,802	Viper Energy Inc Class A	4,078,826
33,054	Weatherford International PLC	3,126,247
		88,965,645
Financial — 20.89%
13,220	Affiliated Managers Group Inc	3,657,974
55,613	Agree Realty Corp REIT	4,192,108
131,322	Ally Financial Inc	5,151,762
31,969	American Financial Group Inc	4,082,761
81,855	American Healthcare Inc REIT	3,860,282
151,346	American Homes 4 Rent Class A REIT	4,225,580
333,817	Annaly Capital Management Inc REIT	7,060,230
77,473	Associated Banc-Corp	2,003,452
48,132	Bank OZK	2,208,778
26,154	Brighthouse Financial Inc(a)	1,566,102
142,312	Brixmor Property Group Inc REIT	4,098,586
103,439	CareTrust Inc REIT	3,791,039
120,365	Carlyle Group Inc	5,824,462
44,606	CNO Financial Group Inc	1,831,522

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
137,768	Columbia Banking System Inc	$ 3,778,976
63,573	Commerce Bancshares Inc	3,127,792
53,688	COPT Defense Properties REIT	1,642,853
119,371	Corebridge Financial Inc	2,848,192
79,748	Cousins Properties Inc REIT	1,799,912
106,350	CubeSmart REIT	3,897,728
29,288	Cullen/Frost Bankers Inc	4,014,799
63,926	East West Bancorp Inc	6,824,740
24,638	EastGroup Properties Inc REIT	4,560,247
36,057	EPR Properties REIT	1,801,408
131,019	Equitable Holdings Inc	4,862,115
90,466	Equity LifeStyle Properties Inc REIT	5,646,888
44,589	Essent Group Ltd	2,605,781
18,072	Evercore Inc Class A	5,394,673
34,376	Federated Hermes Inc	1,949,463
118,339	Fidelity National Financial Inc	5,488,563
46,878	First American Financial Corp	2,826,275
61,269	First Financial Bankshares Inc	1,804,372
224,958	First Horizon Corp	5,120,044
61,590	First Industrial Realty Trust Inc REIT	3,562,981
138,041	Flagstar Bank NA	1,818,000
168,600	FNB Corp	2,818,992
132,293	Gaming & Leisure Properties Inc REIT	5,869,840
59,992	Glacier Bancorp Inc	2,679,843
19,341	Hamilton Lane Inc Class A	1,922,495
39,016	Hancock Whitney Corp	2,481,027
16,362	Hanover Insurance Group Inc	2,836,353
164,275	Healthcare Realty Trust Inc REIT	2,791,032
86,532	Home BancShares Inc	2,330,307
25,242	Houlihan Lokey Inc	3,625,256
111,160	Independence Realty Trust Inc REIT	1,655,172
25,467	International Bancshares Corp	1,713,674
57,423	Janus Henderson Group PLC	2,949,820
76,177	Jefferies Financial Group Inc	3,143,825
21,919	Jones Lang LaSalle Inc(a)	6,670,390
50,872	Kilroy Realty Corp REIT	1,435,099
10,345	Kinsale Capital Group Inc	3,534,473
100,139	Kite Realty Group Trust REIT	2,458,412
40,529	Lamar Advertising Co Class A REIT	5,133,403
103,854	MGIC Investment Corp	2,726,167
33,654	National Storage Affiliates Trust REIT	1,270,102
88,032	NNN Inc REIT	3,699,985
161,422	Old National Bancorp	3,567,426
105,572	Old Republic International Corp	4,212,323
137,178	Omega Healthcare Investors Inc REIT	6,011,140
Shares		Fair Value
Financial — (continued)
90,689	Park Hotels & Resorts Inc REIT(b)	$ 954,955
69,935	Pinnacle Financial Partners Inc	6,024,201
14,882	Primerica Inc	3,727,643
46,909	Prosperity Bancshares Inc	3,151,347
129,633	Rayonier Inc REIT	2,673,032
30,660	Reinsurance Group of America Inc	6,259,546
20,277	RenaissanceRe Holdings Ltd	6,026,933
107,571	Rexford Industrial Realty Inc REIT	3,520,799
42,442	RLI Corp	2,420,892
52,182	Ryan Specialty Holdings Inc	1,760,621
116,290	Sabra Health Care Inc REIT	2,236,257
43,101	SEI Investments Co	3,382,135
27,687	Selective Insurance Group Inc	2,087,323
91,919	SLM Corp	1,967,986
46,289	SouthState Bank Corp	4,282,658
88,483	STAG Industrial Inc REIT	3,190,697
164,155	Starwood Property Trust Inc REIT	2,826,749
70,728	Stifel Financial Corp	5,228,214
20,912	Texas Capital Bancshares Inc(a)	1,984,131
33,197	UMB Financial Corp	3,744,290
64,564	United Bankshares Inc	2,674,241
70,715	Unum Group	5,164,316
223,321	Valley National Bancorp	2,742,382
75,793	Vornado Realty Trust REIT	1,969,860
43,868	Voya Financial Inc	2,997,062
74,793	Webster Financial Corp	5,192,130
47,643	Western Alliance Bancorp	3,375,506
31,053	Wintrust Financial Corp	4,314,504
101,713	WP Carey Inc REIT	6,912,415
68,610	Zions Bancorp NA	3,953,308
		313,213,129
Industrial — 25.25%
31,702	AAON Inc	2,623,341
14,223	Acuity Inc	3,985,569
33,561	Advanced Drainage Systems Inc	4,602,220
17,681	Advanced Energy Industries Inc	5,705,835
60,442	AECOM	5,126,690
14,703	AeroVironment Inc(a)	2,691,384
28,201	AGCO Corp	3,267,650
17,350	Applied Industrial Technologies Inc	4,603,302
30,146	AptarGroup Inc	3,798,999
23,632	Arrow Electronics Inc(a)	3,389,065
63,150	ATI Inc(a)	9,185,799
41,450	Avient Corp	1,504,635
38,203	Avnet Inc	2,354,069
17,994	Belden Inc	2,066,251
42,483	BWX Technologies Inc	8,687,349
19,009	Carlisle Cos Inc	6,341,783

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
20,833	Chart Industries Inc(a)	$ 4,307,223
23,417	Clean Harbors Inc(a)	6,714,356
408,698	CNH Industrial NV	4,495,678
76,474	Cognex Corp	3,746,461
22,695	Crane Co	3,880,845
52,274	Crown Holdings Inc	5,240,469
17,145	Curtiss-Wright Corp	11,677,803
53,459	Donaldson Co Inc	4,537,065
13,911	Dycom Industries Inc(a)	4,713,325
14,709	Eagle Materials Inc	2,786,620
17,113	EnerSys	2,972,870
70,756	Entegris Inc	8,295,434
26,723	ESAB Corp	2,583,045
23,121	Exponent Inc	1,508,645
16,666	Fabrinet(a)	8,691,652
171,201	Flex Ltd(a)	11,206,817
59,281	Flowserve Corp	4,357,746
75,016	Fluor Corp(a)	3,499,496
56,620	Fortune Brands Innovations Inc	2,206,481
16,717	GATX Corp	2,854,261
77,000	Graco Inc	6,518,050
137,470	Graphic Packaging Holding Co	1,366,452
11,512	Greif Inc Class A	772,110
53,588	GXO Logistics Inc(a)	2,778,538
35,361	Hexcel Corp	2,861,766
39,937	ITT Inc	7,609,197
25,354	Kirby Corp(a)	3,369,040
26,746	Knife River Corp(a)	2,183,811
75,230	Knight-Swift Transportation Holdings Inc	4,331,743
85,783	Kratos Defense & Security Solutions Inc(a)	6,048,559
15,920	Landstar System Inc	2,552,135
25,678	Lincoln Electric Holdings Inc	6,395,876
11,589	Littelfuse Inc	3,932,727
29,253	Louisiana-Pacific Corp	2,128,156
28,523	MasTec Inc(a)	9,176,990
21,544	Middleby Corp(a)	2,856,304
13,174	Moog Inc Class A	3,855,239
16,908	MSA Safety Inc	2,772,067
51,977	Mueller Industries Inc	5,759,052
16,387	Novanta Inc(a)	1,935,469
75,017	nVent Electric PLC	8,873,011
29,326	Oshkosh Corp	4,317,080
38,377	Owens Corning	4,153,159
14,690	RBC Bearings Inc(a)	7,978,433
30,814	Regal Rexnord Corp	5,770,230
18,308	Ryder System Inc	3,747,831
12,367	Saia Inc(a)	4,344,280
66,645	Sensata Technologies Holding PLC	2,347,237
41,064	Silgan Holdings Inc	1,593,283
19,494	Simpson Manufacturing Co Inc	3,345,560
46,379	Sonoco Products Co	2,508,640
23,338	SPX Technologies Inc(a)	4,666,200
88,704	StandardAero Inc(a)	2,291,224
Shares		Fair Value
Industrial — (continued)
14,258	Sterling Infrastructure Inc(a)	$ 5,806,855
34,723	TD SYNNEX Corp	5,858,117
53,458	Terex Corp	3,159,368
122,470	Tetra Tech Inc	3,688,796
29,773	Timken Co	2,994,271
13,101	TopBuild Corp(a)	4,602,381
45,162	Toro Co	4,219,937
50,888	Trex Co Inc(a)	1,853,341
47,775	TTM Technologies Inc(a)	4,654,241
27,393	UFP Industries Inc	2,523,443
20,922	Universal Display Corp	1,917,711
9,144	Valmont Industries Inc	3,653,668
10,519	Vicor Corp(a)	1,693,559
67,379	Vontier Corp	2,389,933
12,748	Watts Water Technologies Inc Class A	3,700,617
27,703	Woodward Inc	9,915,458
54,455	XPO Inc(a)	10,594,220
		378,575,598
Technology — 8.86%
58,920	Allegro MicroSystems Inc(a)	1,857,748
52,797	Amkor Technology Inc	2,377,449
11,308	Appfolio Inc Class A(a)	1,784,629
68,781	Bentley Systems Inc Class B	2,415,589
40,593	BILL Holdings Inc(a)	1,554,712
16,609	Blackbaud Inc(a)	641,273
10,268	CACI International Inc Class A(a)	5,584,457
23,987	Cirrus Logic Inc(a)	3,469,000
20,102	Commvault Systems Inc(a)	1,565,745
19,890	Concentrix Corp	544,190
23,633	Crane NXT Co(b)	959,263
93,791	Docusign Inc(a)	4,446,631
62,976	Doximity Inc Class A(a)	1,467,341
80,617	Dropbox Inc Class A(a)	1,831,618
18,978	Duolingo Inc(a)	1,870,661
139,104	Dynatrace Inc(a)	5,144,066
145,924	Everpure Inc Class A(a)	8,615,353
74,087	ExlService Holdings Inc(a)	2,255,949
73,294	Genpact Ltd	2,730,202
39,570	Guidewire Software Inc(a)	5,918,089
11,598	IPG Photonics Corp(a)	1,329,015
59,104	KBR Inc	2,178,573
106,008	Kyndryl Holdings Inc(a)	1,390,825
63,644	Lattice Semiconductor Corp(a)	5,903,617
29,981	MACOM Technology Solutions Holdings Inc(a)	6,657,881
27,763	Manhattan Associates Inc(a)	3,695,811
25,671	Maximus Inc	1,645,511
31,231	MKS Inc	7,177,196
125,681	Nutanix Inc Class A(a)	4,777,135
78,782	Okta Inc(a)	6,200,931
23,076	Onto Innovation Inc(a)	4,732,195
24,756	Parsons Corp(a)	1,341,033
42,721	Pegasystems Inc	1,818,206
16,549	Qualys Inc(a)	1,453,830

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Technology — (continued)
50,007	Rambus Inc(a)	$ 4,302,102
21,488	Science Applications International Corp	2,039,641
15,300	Silicon Laboratories Inc(a)	3,184,695
10,380	SiTime Corp(a)	3,584,733
18,186	Synaptics Inc(a)	1,273,747
70,507	Twilio Inc Class A(a)	8,871,191
201,379	UiPath Inc Class A(a)(b)	2,235,307
		132,827,140
Utilities — 3.41%
35,139	Black Hills Corp	2,438,998
132,107	Essential Utilities Inc	5,319,949
25,146	IDACORP Inc(b)	3,595,124
44,103	National Fuel Gas Co	4,143,918
47,120	New Jersey Resources Corp	2,587,830
29,084	Northwestern Energy Group Inc	1,917,799
95,441	OGE Energy Corp	4,577,350
27,945	ONE Gas Inc	2,406,903
28,235	Ormat Technologies Inc(b)	3,160,061
51,981	Portland General Electric Co	2,743,037
29,971	Southwest Gas Holdings Inc	2,604,480
27,705	Spire Inc	2,508,411
21,233	Talen Energy Corp(a)	6,778,211
45,637	TXNM Energy Inc	2,667,939
99,732	UGI Corp	3,632,239
		51,082,249
TOTAL COMMON STOCK — 99.10% (Cost $1,289,666,557)		$1,485,847,449
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
34,143,491	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	$ 34,143,491
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.28% (Cost $34,143,491)		$34,143,491
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.63%
9,566,400	U.S. Treasury Bills(e) 3.63%, 06/04/2026	9,505,052
TOTAL SHORT TERM INVESTMENTS — 0.63% (Cost $9,505,052)		$9,505,052
TOTAL INVESTMENTS — 102.01% (Cost $1,333,315,100)		$1,529,495,992
OTHER ASSETS & LIABILITIES, NET — (2.01)%		$(30,166,622)
TOTAL NET ASSETS — 100.00%		$1,499,329,370

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2026.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of March 31, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	41	USD	13,926	Jun 2026	$138,460
				Net Appreciation	$138,460
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Communications — 1.97%
311,821	New York Times Co Class A	$ 26,108,772
83,582	Reddit Inc Class A(a)	11,254,317
		37,363,089
Consumer, Cyclical — 23.83%
816,604	Aurora Innovations Inc(a)(b)	3,364,409
378,871	Birkenstock Holding PLC(a)(b)	13,574,948
104,315	Burlington Stores Inc(a)	33,942,015
17,680	Casey's General Stores Inc	12,868,565
247,755	Dollar Tree Inc(a)	27,131,650
75,658	Domino's Pizza Inc	27,145,334
161,882	DraftKings Inc Class A(a)	3,499,889
108,300	Dutch Bros Inc Class A(a)	5,486,478
108,591	Ferguson Enterprises Inc	25,329,936
170,800	Hilton Worldwide Holdings Inc	51,936,865
181,619	Liberty Live Holdings Inc Class C(a)	17,092,164
325,416	Liberty Media Corp / Liberty Formula One Class C(a)	27,666,868
41,244	Live Nation Entertainment Inc(a)(b)	6,290,122
299,593	Planet Fitness Inc Class A(a)	22,283,728
86,300	Pool Corp	17,461,079
147,100	RB Global Inc	14,099,535
85,521	Ross Stores Inc	18,526,414
478,450	Sportradar Group AG Class A(a)(b)	8,009,253
48,548	Texas Roadhouse Inc	8,017,217
38,795	Ulta Beauty Inc(a)	20,278,534
507,331	Viking Holdings Ltd(a)	37,278,681
30,983	Wingstop Inc	4,801,436
144,619	Wyndham Hotels & Resorts Inc	11,747,401
222,217	Yum! Brands Inc	34,550,299
		452,382,820
Consumer, Non-Cyclical — 26.43%
361,095	Agilent Technologies Inc	41,157,608
98,155	Alnylam Pharmaceuticals Inc(a)	32,476,545
223,517	API Group Corp(a)	9,056,909
67,396	Apogee Therapeutics Inc(a)(b)	5,672,721
65,010	Ascendis Pharma A/S ADR(a)	14,869,737
575,795	Avantor Inc(a)	4,514,233
113,100	Avery Dennison Corp	19,530,108
42,309	Biogen Inc(a)	7,756,509
87,270	BioNTech SE ADR(a)	7,756,557
235,503	Booz Allen Hamilton Holding Corp	18,376,299
214,396	Caris Life Sciences Inc(a)(b)	3,833,400
81,229	Cencora Inc	25,517,278
62,839	CG Oncology Inc(a)	4,252,944
363,375	Cooper Cos Inc(a)	25,981,312
22,336	Corpay Inc(a)	6,499,553
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
86,238	CRISPR Therapeutics AG(a)(b)	$ 4,102,342
146,000	Cytokinetics Inc(a)	9,622,860
761,200	Elanco Animal Health Inc(a)	18,215,516
123,368	Encompass Health Corp	11,933,387
63,700	Equifax Inc	11,470,459
72,900	Insulet Corp(a)	15,297,336
239,848	Ionis Pharmaceuticals Inc(a)	18,010,186
44,949	Kymera Therapeutics Inc(a)	3,743,802
226,891	McCormick & Co Inc	11,444,382
45,471	Natera Inc(a)	9,093,745
19,546	Nuvalent Inc Class A(a)	2,002,488
158,048	Paylocity Holding Corp(a)	17,075,506
25,600	Quanta Services Inc	14,054,912
125,683	QuidelOrtho Corp(a)	2,064,972
29,300	Revolution Medicines Inc(a)	2,849,425
230,466	Service Corp International	19,015,750
156,753	Teleflex Inc	18,749,226
286,077	TransUnion	19,793,668
244,049	UL Solutions Inc Class A	20,917,440
166,153	US Foods Holding Corp(a)	15,320,968
126,075	Vaxcyte Inc(a)	7,326,218
89,868	West Pharmaceutical Services Inc	22,524,515
		501,880,816
Energy — 4.37%
53,764	Cheniere Energy Inc	15,256,073
81,513	DT Midstream Inc	10,977,356
375,900	EQT Corp	23,922,276
475,203	TechnipFMC PLC	32,850,783
		83,006,488
Financial — 5.69%
131,300	Assurant Inc	28,598,453
73,500	Cboe Global Markets Inc	20,658,645
6,297	Markel Group Inc(a)	12,052,899
138,348	Raymond James Financial Inc	20,031,407
157,060	Ryan Specialty Holdings Inc	5,299,204
126,705	TPG Inc	5,132,820
137,608	Tradeweb Markets Inc Class A	16,190,957
		107,964,385
Industrial — 16.41%
20,500	Acuity Inc	5,744,510
27,966	Amphenol Corp Class A	3,533,504
253,550	Ball Corp	14,987,340
54,900	BWX Technologies Inc	11,226,501
210,428	ESAB Corp	20,339,970
17,698	ESAB Corp(a)	1,539,620
109,145	Fortive Corp	6,033,536
271,500	Ingersoll Rand Inc	21,752,580
74,279	ITT Inc	14,152,378
123,500	Keysight Technologies Inc(a)	34,872,695
38,317	Martin Marietta Materials Inc	22,556,452

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
29,463	Mettler-Toledo International Inc(a)	$ 37,158,736
143,200	Old Dominion Freight Line Inc	27,981,280
92,962	Ralliant Corp	3,866,289
471,551	StandardAero Inc(a)	12,180,163
210,464	Textron Inc	18,428,228
21,500	TopBuild Corp(a)	7,552,950
301,600	Veralto Corp	26,667,472
108,300	XPO Inc(a)(b)	21,069,765
		311,643,969
Technology — 18.65%
98,519	Atlassian Corp Class A(a)	6,723,922
31,100	Broadridge Financial Solutions Inc	5,053,128
51,716	Bullish(a)(b)	1,847,813
80,400	Descartes Systems Group Inc(a)	5,753,424
234,500	Everpure Inc Class A(a)	13,844,880
48,353	Guidewire Software Inc(a)	7,231,675
429,890	Lattice Semiconductor Corp(a)	39,876,596
119,404	MACOM Technology Solutions Holdings Inc(a)	26,516,046
136,400	Manhattan Associates Inc(a)	18,157,568
263,834	McGraw Hill Inc(a)(b)	3,614,526
401,021	Microchip Technology Inc	25,909,967
26,800	MongoDB Inc(a)	6,559,836
28,859	Monolithic Power Systems Inc	31,552,987
58,300	MSCI Inc	31,424,282
57,072	NXP Semiconductors NV	11,235,194
235,430	PTC Inc(a)	33,546,421
64,256	Rambus Inc(a)	5,527,944
82,100	Tyler Technologies Inc(a)	28,109,398
188,614	Unity Software Inc(a)	4,138,191
138,652	Veeva Systems Inc Class A(a)	24,355,610
169,951	Zoom Communications Inc(a)	13,662,361
Shares		Fair Value
Technology — (continued)
67,189	Zscaler Inc(a)	$ 9,425,945
		354,067,714
TOTAL COMMON STOCK — 97.35% (Cost $1,695,830,174)		$1,848,309,281
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.03%
47,688	Sila Nanotechnologies Inc Series F 0.00%(c)(d)	517,892
Technology — 0.06%
5,763	Databricks Inc Series G 0.00%(c)(d)	1,094,970
TOTAL CONVERTIBLE PREFERRED STOCK — 0.09% (Cost $2,308,941)		$1,612,862
GOVERNMENT MONEY MARKET MUTUAL FUNDS
40,406,271	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 3.60%(f)	40,406,271
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.13% (Cost $40,406,271)		$40,406,271
TOTAL INVESTMENTS — 99.57% (Cost $1,738,545,386)		$1,890,328,414
OTHER ASSETS & LIABILITIES, NET — 0.43%		$8,222,968
TOTAL NET ASSETS — 100.00%		$1,898,551,382

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2026.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of March 31, 2026.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Preferred Stock
Databricks Inc Series G 0.00%(d)	02/01/2021	$340,724	$1,094,970	0.06%
Sila Nanotechnologies Inc Series F 0.00%(d)	01/07/2021	1,968,217	517,892	0.03
		$2,308,941	$1,612,862	0.09%
(d) Security is fair valued using significant unobservable inputs.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2026

Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2026, all the investments in the Funds, except the Empower T. Rowe Price Mid Cap Growth Fund, are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. The inputs used to value the Empower T. Rowe Price Mid Cap Growth Fund investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Empower T. Rowe Price Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,848,309,281	$—	$—	$1,848,309,281
Convertible Preferred Stock	—	—	1,612,862	1,612,862
Government Money Market Mutual Funds	40,406,271	—	—	40,406,271
Total Assets	$1,888,715,552	$—	$1,612,862	$1,890,328,414
Restricted Securities
A Fund may invest in restricted securities. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board reflecting fair value.  Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments. As of March 31, 2026, the Empower T. Rowe Price Mid Cap Growth Fund invested in restricted securities.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

March 31, 2026

The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Mid Cap Value Fund
Futures Contracts:
Average long contracts	34
Average notional long	$11,654,980
Empower S&P Mid Cap 400® Index Fund
Futures Contracts:
Average long contracts	39
Average notional long	$13,216,065

March 31, 2026